Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Jun. 18, 2021
Commitments and Contingencies (Details) [Line Items]
Additional units purchased	4,500,000	4,500,000
Affiliated unit	1,010,000
Underwriting discount	$ 0.2
Aggregate amount	$ 200,000,000
Deferred underwriting commissions	11,700,000
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate amount	$ 6,700,000
Additional unit	$ 0.35